Other non-operating (expenses) income, net - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Government grants	$ 13,611	$ 10,244	$ 8,516
Non-operating (expenses) income	$ 5,942	$ 2,798	$ 1,672